Deposits (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	October 31, 2020				October 31, 2019

(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$182,745	$61,761	$98,546	$343,052	$143,958	$49,806	$100,968	$294,732
Business and government	315,472	16,585	292,254	624,311	253,113	13,867	298,502	565,482
Bank	12,502	956	31,064	44,522	8,363	920	16,508	25,791
	$510,719	$79,302	$421,864	$1,011,885	$405,434	$64,593	$415,978	$886,005
Non-interest-bearing (4)
Canada	$123,402	$7,390	$368	$131,160	$93,163	$5,692	$137	$98,992
United States	43,831	–	–	43,831	34,632	–	–	34,632
Europe (5)	654	–	–	654	760	–	–	760
Other International	7,372	–	–	7,372	5,225	5	–	5,230
Interest-bearing (4)
Canada	287,046	19,036	310,492	616,574	228,386	15,306	333,118	576,810
United States	7,190	52,046	57,037	116,273	4,704	39,626	41,776	86,106
Europe (5)	33,810	830	37,250	71,890	33,073	825	30,090	63,988
Other International	7,414	–	16,717	24,131	5,491	3,139	10,857	19,487
	$510,719	$79,302	$421,864	$1,011,885	$405,434	$64,593	$415,978	$886,005

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2020, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $347 billion, $32 billion, $47 billion and $33 billion, respectively (October 31, 2019 – $321 billion, $23 billion, $45 billion and $31 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Within 1 year:
less than 3 months	$121,144	$94,585
3 to 6 months	62,892	62,814
6 to 12 months	78,676	92,507
1 to 2 years	32,950	50,055
2 to 3 years	42,201	31,852
3 to 4 years	26,749	31,373
4 to 5 years	24,651	21,130
Over 5 years	32,601	31,662
	$421,864	$415,978
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$388,000	$379,000

Summary of Average Deposit Balances and Average Rates of Interest
Average deposit balances and average rates of interest

	For the year ended
	October 31, 2020		October 31, 2019
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$725,021	1.02%	$650,555	1.60%
United States	144,011	0.46	129,903	1.17
Europe	73,317	0.76	63,333	1.15
Other International	28,283	0.68	26,290	1.20
	$970,632	0.90%	$870,081	1.49%